Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Receivables	$ 8,000	$ 4,000
Accrued management fee	58,000
Inventory obsolesce	29,000
Other	7,000
Loss carryforward	473,000	217,000
Total deferred tax assets	575,000	221,000
Deferred tax liabilities
Fixed assets	(940,000)	(1,209,000)
IRC Sec 481 Change in Accounting Method
Total deferred tax liabilities	(940,000)	(1,209,000)
Total deferred tax assets and liabilities
Total net deferred income tax liabilities	$ (365,000)	$ (988,000)